Liquidity	9 Months Ended
Dec. 31, 2014
Organization, Plan of Business Operations, Going Concern Consideration and Liquidity [Abstract]
Liquidity

Note 3 — Liquidity

At December 31, 2014, the Company had a cash balance of $472,325 and for the period from March 21, 2014 (inception) to December 31, 2014, the Company had a net loss of $152,909. Although the Company had a net loss for the period from March 21, 2014 (inception) to December 31, 2014, the Company sold 1,600,000 shares of common stock at $0.20 a unit in a private placement subsequent to December 31, 2014. The Company believes it has sufficient cash on hand to meet its operating needs through at least through April 2016.